Supplemental Information On Oil, Natural Gas, And NGL Producing Activities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 a MBoe Well $ / bbl $ / MMBTU	Dec. 31, 2016 a MBoe Well $ / bbl $ / MMBTU	Dec. 31, 2015 MBoe Well $ / bbl $ / MMBTU	Apr. 14, 2016 a	Dec. 31, 2014 MBoe
Reserve Quantities [Line Items]
Total Proved Reserves	231,309	13,057	2,484		419
Number of wells | Well	93	55	38
Extensions and discoveries	173,238	11,124	1,995
Unproved leashold acquired, net | a	23,400	62,461		5,791
Purchase of reserves	53,986	111	160
Revision of previous estiamtes	(369)	1,687	128
Oil price
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	51.34	42.64	50.16
Natural gas price
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / MMBTU	2.98	2.48	2.59
NGL price
Reserve Quantities [Line Items]
Prices used in computing the Company's reserves | $ / bbl	19.00	15.26	17.53
Increase in Pricing
Reserve Quantities [Line Items]
Revision of previous estiamtes	3,277
Performance
Reserve Quantities [Line Items]
Revision of previous estiamtes	(3,646)
Linn Acquisition
Reserve Quantities [Line Items]
Purchase of reserves	53,986